Property, Plant and Equipment - Schedule of Changes in Carrying Value of Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2020
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	$ 1,679	$ 1,793	$ 1,863
Capital work-in-progress	54	55	67	$ 145
Property, plant and equipment, Ending balance	1,537	1,679	1,793
Gross Carrying Value
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	3,658	3,876	3,782
Additions	212	348	364
Deletions*	(148)	(268)	(147)
Additions- Business Combinations (Refer to Note 2.10)		2
Translation difference	(59)	(300)	(123)
Property, plant and equipment, Ending balance	3,663	3,658	3,876
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	(2,034)	(2,150)	(2,064)
Deletions*	145	266	143
Depreciation	(324)	(320)	(300)
Translation difference	33	170	71
Property, plant and equipment, Ending balance	(2,180)	(2,034)	(2,150)
Land
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	174	188	191
Property, plant and equipment, Ending balance	171	174	188
Land | Gross Carrying Value
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	174	188	191
Additions			4
Additions- Business Combinations (Refer to Note 2.10)		0
Translation difference	(3)	(14)	(7)
Property, plant and equipment, Ending balance	171	174	188
Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	855	940	942
Property, plant and equipment, Ending balance	821	855	940
Buildings | Gross Carrying Value
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	1,407	1,481	1,445
Additions	36	42	81
Deletions*	(7)
Additions- Business Combinations (Refer to Note 2.10)		0
Translation difference	(25)	(116)	(45)
Property, plant and equipment, Ending balance	1,411	1,407	1,481
Buildings | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	(552)	(541)	(503)
Deletions*	7
Depreciation	(54)	(54)	(56)
Translation difference	9	43	18
Property, plant and equipment, Ending balance	(590)	(552)	(541)
Plant and Machinery
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	157	169	187
Property, plant and equipment, Ending balance	139	157	169
Plant and Machinery | Gross Carrying Value
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	625	653	679
Additions	40	57	47
Deletions*	(19)	(32)	(50)
Additions- Business Combinations (Refer to Note 2.10)		1
Translation difference	(9)	(54)	(23)
Property, plant and equipment, Ending balance	637	625	653
Plant and Machinery | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	(468)	(484)	(492)
Deletions*	18	32	47
Depreciation	(56)	(58)	(57)
Translation difference	8	42	18
Property, plant and equipment, Ending balance	(498)	(468)	(484)
Computer Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	328	329	274
Property, plant and equipment, Ending balance	267	328	329
Computer Equipment | Gross Carrying Value
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	1,037	1,125	1,045
Additions	112	187	206
Deletions*	(102)	(191)	(90)
Additions- Business Combinations (Refer to Note 2.10)		1
Translation difference	(15)	(85)	(36)
Property, plant and equipment, Ending balance	1,032	1,037	1,125
Computer Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	(709)	(796)	(771)
Deletions*	101	190	90
Depreciation	(167)	(164)	(141)
Translation difference	10	61	26
Property, plant and equipment, Ending balance	(765)	(709)	(796)
Furniture and Fixtures
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	109	99	122
Property, plant and equipment, Ending balance	84	109	99
Furniture and Fixtures | Gross Carrying Value
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	409	423	416
Additions	24	62	26
Deletions*	(20)	(45)	(7)
Additions- Business Combinations (Refer to Note 2.10)		0
Translation difference	(7)	(31)	(12)
Property, plant and equipment, Ending balance	406	409	423
Furniture and Fixtures | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	(300)	(324)	(294)
Deletions*	19	44	6
Depreciation	(47)	(44)	(45)
Translation difference	6	24	9
Property, plant and equipment, Ending balance	(322)	(300)	(324)
Vehicles
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	1	1	2
Property, plant and equipment, Ending balance	1	1	1
Vehicles | Gross Carrying Value
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	6	6	6
Additions- Business Combinations (Refer to Note 2.10)		0
Property, plant and equipment, Ending balance	6	6	6
Vehicles | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	(5)	(5)	(4)
Depreciation			(1)
Property, plant and equipment, Ending balance	$ (5)	$ (5)	$ (5)